UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05506
College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

Address of principal executive offices) (Zip code)
Brian True
US Bank Corporate Trust Services
One Federal Street, Boston, MA 02110

(Name and address of agent for service)
Registrant’s telephone number, including area code: 513-632-5578
Date of fiscal year end: November 30
Date of reporting period: August 31, 2010

Item 1. Schedule of Investments
COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
August 31, 2010
(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of
Principal		Interest	Maturity	Return % (A)	Amortized
Balance	Description	Rate %	Date	(Unaudited)	Cost
	COLLEGE AND UNIVERSITY LOANS (88.6%)
	— ALABAMA —
$895	Alabama Agricultural and Mechanical University	3.000%	05/01/2018	10.27%	$687
1,135	Auburn University	3.000	12/01/2018	9.16	864
	— CALIFORNIA —
80	Azusa Pacific University	3.750	04/01/2015	10.88	67
395	California State University	3.000	11/01/2013	8.93	357
1,478	California State University	3.000	11/01/2019	8.99	1,146
254	Lassen Junior College District	3.000	04/01/2020	10.27	184
158	Occidental College	3.000	10/01/2019	10.41	116
820	University Student Co-Operative Association	3.000	04/01/2019	10.70	593
	— DELAWARE —
43	Wesley College	3.375	05/01/2013	10.88	39
349	University of Delaware	3.000	12/01/2018	8.81	270
	— FLORIDA —
690	University of Florida	3.000	07/01/2014	10.15	565
	— GEORGIA —
55	Emmanuel College	3.000	11/01/2013	10.45	49
152	Mercer University	3.000	05/01/2014	10.58	132
435	Paine College	3.000	10/01/2016	10.45	348
	— INDIANA —
261	Taylor University	3.000	10/01/2013	10.49	231
2,370	Vincennes University	3.000	06/01/2023	9.02	1,618
	— IOWA —
130	Simpson College	3.000	07/01/2016	10.58	99
	— KENTUCKY —
47	Transylvania University	3.000	11/01/2010	10.51	46
	— MARYLAND —
106	Hood College	3.625	11/01/2014	10.54	93
775	Morgan State University	3.000	11/01/2014	10.56	661
	— MASSACHUSETTS —
96	Hampshire College	3.000	07/01/2013	10.75	82
390	Hampshire College	3.000	02/01/2014	10.70	327
41	Brandeis University	3.000	11/01/2011	10.64	39
300	College of the Holy Cross	3.625	10/01/2013	10.60	271
1,515	Northeastern University	3.000	05/01/2018	10.53	1,156
93	Springfield College	3.500	05/01/2013	10.67	84
1,437	Tufts University	3.000	10/01/2021	10.39	996
	— MINNESOTA —
247	MacAlester College	3.000	05/01/2020	10.46	180
	— MISSISSIPPI —
379	Hinds Junior College	3.000	04/01/2013	10.42	343
360	Millsaps College	3.000	11/01/2021	10.34	251
900	Mississippi State University	3.000	12/01/2020	9.64	638
	— MISSOURI —
100	Drury College	3.000	04/01/2015	10.63	84
25	Drury College	3.000	10/01/2010	10.75	24

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
August 31, 2010
(Dollar Amounts in Thousands)
(continued)

				Internal
Outstanding		Stated		Rate of
Principal		Interest	Maturity	Return % (A)	Amortized
Balance	Description	Rate %	Date	(Unaudited)	Cost
	— MONTANA —
$112	Carroll College	3.750%	06/01/2014	10.46%	$92
81	Carroll College	3.000	06/01/2018	10.15	60
	— NEW HAMPSHIRE —
65	New England College	3.000	04/01/2016	10.77	51
	— NEW JERSEY —
840	Fairleigh Dickinson University	3.000	11/01/2017	10.39	653
210	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	177
595	Rider College	3.625	11/01/2013	10.42	531
197	Rider College	3.000	05/01/2017	10.70	152
	— NEW Mexico —
311	College of Santa Fe	3.000	10/01/2018	10.43	237
	— NEW YORK —
255	Daemen College	3.000	04/01/2016	10.77	202
525	D’Youville College	3.000	04/01/2018	10.90	390
175	Long Island University	3.625	06/01/2014	10.49	144
154	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	142
	— NORTH CAROLINA —
190	Elizabeth City State University	3.000	10/01/2017	10.02	149
228	Saint Mary’s College	3.000	06/01/2020	10.14	161
	— OHIO —
285	Wittenberg University	3.000	05/01/2015	10.76	234
120	Wittenberg University	3.000	11/01/2017	10.39	94
	— OREGON —
386	George Fox College	3.000	07/01/2018	10.64	293
	— PENNSYLVANIA —
477	Carnegie-Mellon University	3.000	11/01/2017	10.51	370
370	Drexel University	3.500	05/01/2014	10.53	322
135	Gannon University	3.000	11/01/2011	10.49	128
77	Lycoming College	3.625	05/01/2014	10.64	66
125	Lycoming College	3.750	05/01/2015	10.62	105
59	Moravian College	3.375	11/01/2012	10.52	54
1,428	Philadelphia College of Art	3.000	01/01/2022	10.62	943
165	Saint Vincent College	3.500	05/01/2013	10.86	146
130	Seton Hill College	3.625	11/01/2014	10.53	112
610	Villanova University	3.000	04/01/2019	10.70	441
196	York Hospital	3.000	05/01/2020	10.64	140
	— SOUTH CAROLINA —
1,076	Benedict College	3.000	11/01/2020	10.36	770
	— TENNESSEE —
148	Cumberland University	3.000	08/01/2017	10.52	110
103	Hiwassee College	3.000	09/15/2018	10.58	77
	— TEXAS —
1,000	Southwest Texas State University	3.000	10/01/2015	9.51	844
507	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	468
130	Texas Southern University	3.500	04/01/2013	10.45	115
372	University of Saint Thomas	3.000	10/01/2019	10.41	273

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
August 31, 2010
(Dollar Amounts in Thousands)
(continued)

					Internal
Outstanding		Stated			Rate of
Principal		Interest	Maturity		Return % (A)	Amortized
Balance	Description	Rate %	Date		(Unaudited)	Cost
	— VERMONT —
$45	Champlain College	3.000%	12/01/2013		10.19%	$38
494	Saint Michael’s College	3.000	05/01/2013		10.60	443
79	Vermont State College	3.000	07/01/2014		9.30	66
	— VIRGINIA —
173	Lynchburg College	3.750	05/01/2015		10.64	147
310	Lynchburg College	3.000	05/01/2018		10.68	234
63	Mary Baldwin College	3.375	05/01/2012		10.68	58
255	Marymount University	3.000	05/01/2016		10.52	204
1,685	Norfolk State University	3.000	12/01/2021		9.77	1,158
169	Saint Paul’s College	3.000	11/01/2014		10.56	144
252	Virginia Commonwealth University	3.000	06/01/2011		10.01	223
20	Virginia Wesleyan College	3.000	11/01/2010		10.51	20
	— WEST VIRGINIA —
66	Bethany College	3.375	11/01/2012		10.54	61
140	Bethany College	3.000	11/01/2017		10.40	108
118	Bethany College	3.000	11/01/2012		10.40	107
	— WISCONSIN —
162	Carroll College	3.750	03/01/2015		10.93	134
255	Marian College	3.000	10/01/2016		10.45	204
	— DISTRICT OF COLUMBIA —
1,685	Georgetown University	3.000	11/01/2020		10.36	1,206
4,450	Georgetown University	4.000	11/01/2020		10.52	3,322
	— PUERTO RICO —
1,013	Inter American University of Puerto Rico	3.000	01/01/2017		10.94	777
169	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011		9.39	151

39,951	Total College and University Loans					30,691

	Allowance for Loan Losses					(675)

	Net Loans of the Trust					30,016

	INVESTMENT AGREEMENTS (11.4%)
663	JPMorgan Chase Bank — Liquidity Fund	7.750%	06/01/2018	(B)	7.750%	663
3,190	JPMorgan Chase Bank — Revenue Fund	7.050%	06/01/2018	(B)	7.050%	3,190

3,853	Total Investment Agreements					3,853

$43,804	Total Investments (100.0%)					$33,869

(A)	Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)	Terminates at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

Item 2. Controls and Procedures
(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.
Item 3. Exhibits.
The following exhibits are attached to this Form N-Q:
1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia (f/k/a Capmark) reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ Brian True, Vice President Brian True, Vice President
Date November 1, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Calder, Executive Vice President Bryan Calder, Executive Vice President
Date November 1, 2010

*	Print the name and title of each signing officer under his or her signature.